Earnings per share (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Disclosure of Earnings per share [Abstract]
Net profit - as reported	₨ 1,068,703	$ 15,450	₨ 923,401	₨ 642,399
Weighted average number of shares - basic	154,330,243	154,330,243	150,417,470	144,498,253
Basic earnings per share | (per share)	₨ 6.92	$ 0.10	₨ 6.14	₨ 4.45
Weighted average number of shares - diluted	155,757,426	155,757,426	151,064,039	144,498,253
Diluted earnings per share | (per share)	₨ 6.86	$ 0.10	₨ 6.11	₨ 4.45